Prepayments and other current assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Prepayments and other current assets
Prepaid service fees	$ 1,136,769	$ 1,309,069
Prepaid insurance fee		44,519
Prepaid income tax expenses		318,162
Total	$ 1,136,769	$ 1,671,750